Income Tax	12 Months Ended
Dec. 31, 2024
Globallink Investment Inc [Member]
IfrsStatementLineItems [Line Items]
Income Tax

Note 9 — Income Tax

The Company’s net deferred tax liabilities are as follows:

	December 31,	December 31,
	2024	2023
Deferred tax assets
Startup Costs	$563,038	$362,533
Valuation allowance	(563,038)	(362,533)
Deferred tax asset (liabilities), net of allowance	$—	$—

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,	December 31,
	2024	2023
Federal
Current	$239,905	$608,864
Deferred	(200,505)	(279,347)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	200,505	199,988
Income tax provision	$239,905	$529,505

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. For the years ended December 31, 2024 and 2023, the change in valuation allowance was $200,505 and $199,988, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
Interest and penalties	(3.47)%	0.12%
Change in fair value of warrants	(0.02)%	(0.05)%
Business combination expenses	(22.84)%	1.10%
Broken Deal	(0.00)%	(4.37)%
Change in valuation allowance	(27.15)%	10.81%
Income tax provision expense	(32.48)%	28.61%

The Company’s effective tax rate was (32.48)% and 28.61% for the years ended December 31, 2024 and 2023, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2024 and 2023, primarily due to changes in the fair value in warrant liabilities, valuation allowance on the deferred tax assets, non-deductible M&A costs, income tax penalties, and failed deal costs that are fully deductible.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.